FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
ACCOUNTING POLICY
Recognition
We initially recognize cash and cash equivalents, restricted cash and cash equivalents, bank advances, accounts receivable, financing receivables, debt securities, and accounts payable and accrued liabilities on the date they originate. All other financial assets and financial liabilities are initially recognized on the trade date when we become a party to the contractual provisions of the instrument.

Classification and measurement
We measure financial instruments by grouping them into classes upon initial recognition, based on the purpose of the individual instruments. We initially measure all financial instruments at fair value plus, in the case of our financial instruments not classified as fair value through profit and loss (FVTPL) or FVTOCI, transaction costs that are directly attributable to the acquisition or issuance of the financial instruments. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately into net income.

The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Restricted cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Financing receivables	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
Long-term debt	Amortized cost
Lease liabilities	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Interest rate derivatives	FVTOCI
Expenditure derivatives	FVTOCI
Equity derivatives	FVTPL [4]
[1]    Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.
[2]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
[3]    Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. All debt derivatives related to our senior notes and debentures are designated as hedges for accounting purposes and are measured at FVTOCI, with the exception of the debt derivatives related to our US dollar-denominated notes due 2025, which are not designated as hedges for accounting purposes.
[4]    Subsequent changes are offset against stock-based compensation expense or recovery in "operating costs".
Offsetting financial assets and financial liabilities
We offset financial assets and financial liabilities and present the net amount on the Consolidated Statements of Financial Position when we have a legal right to offset them and intend to settle on a net basis or realize the asset and liability simultaneously.

Derivative instruments
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior and subordinated notes and debentures, credit facility borrowings, commercial paper borrowings, and certain lease liabilities	Cross-currency interest rate exchange agreements Forward cross-currency interest rate exchange agreements Forward foreign exchange agreements
Interest rate derivatives	Impact of fluctuations in market interest rates on forecast interest payments for expected long-term debt	Forward interest rate agreements Interest rate swap agreements Bond forwards
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements and foreign exchange option agreements
Equity derivatives	Impact of fluctuations in share price of our Class B Non-Voting Shares on stock-based compensation expense	Total return swap agreements

We use derivatives only to manage risk, and not for speculative purposes.

When we designate a derivative instrument as a hedging instrument for accounting purposes, we first determine that the hedging instrument will be highly effective in offsetting the changes in fair value or cash flows of the item it is hedging. We then formally document the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy and the methods we will use to assess the ongoing effectiveness of the hedging relationship.

We assess, on a quarterly basis, whether each hedging instrument continues to be highly effective in offsetting the changes in the fair value or cash flows of the item it is hedging.

We assess host contracts in order to identify embedded derivatives. Embedded derivatives are separated from the host contract and accounted for as separate derivatives if the host contract is not a financial asset and certain criteria are met.

Hedge ratio
Our policy is to hedge 100% of the foreign currency risk arising from principal and interest payment obligations on US dollar-denominated senior notes and debentures using debt derivatives. We also hedge up to 100% of the remaining lease payments when we enter into debt derivatives on our US dollar-denominated lease liabilities. We typically hedge up to 100% of forecast foreign currency expenditures net of foreign currency cash inflows using expenditure derivatives. From time to time, we hedge up to 100% of the interest rate risk on forecast future senior note issuances using interest rate derivatives.

Hedging reserve
The hedging reserve represents the accumulated change in fair value of our derivative instruments to the extent they were effective hedges for accounting purposes, less accumulated amounts reclassified into net income.

Deferred transaction costs and discounts
We defer transaction costs and discounts associated with issuing and amending long-term debt and direct costs we pay to lenders to obtain certain credit facilities and amortize them using the effective interest method over the life of the related instrument.

FVTOCI investment reserve
The FVTOCI investment reserve represents the accumulated change in fair value of our equity investments that are measured at FVTOCI less accumulated impairment losses related to the investments and accumulated amounts reclassified into equity.
Impairment (expected credit losses)
We consider the credit risk of a financial asset at initial recognition and at each reporting period thereafter until it is derecognized. For a financial asset that is determined to have low credit risk at the reporting date and that has not had significant increases in credit risk since initial recognition, we measure any impairment loss based on the credit losses we expect to recognize over the next one year from the date of the financial statements. For other financial assets, we will measure an impairment loss based on the lifetime expected credit losses. Certain assets, such as trade receivables, financing receivables, and contract assets without significant financing components, must always be recorded at lifetime expected credit losses.

Lifetime expected credit losses are estimates of all possible default events over the expected life of a financial instrument. Twelve-month expected credit losses are estimates of all possible default events within one year of the reporting date or over the expected life of a financial instrument, whichever is shorter.

Financial assets that are significant in value are assessed individually. All other financial assets are assessed collectively based on the nature of each asset.

We measure impairment for financial assets as follows:
•contract assets - we measure an impairment loss for contract assets based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 6);
•accounts receivable - we measure an impairment loss for accounts receivable based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 16);
•financing receivables - we measure an impairment loss for financing receivables based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 16); and
•investments measured at FVTOCI - we measure an impairment loss for equity investments measured at FVTOCI as the excess of the cost to acquire the asset (less any impairment loss we have previously recognized) over its current fair value, if any. The difference is recognized in the FVTOCI investment reserve.

We consider financial assets to be in default when, in the case of contract assets, accounts receivable, and financing receivables, the counterparty is unlikely to satisfy its obligations to us in full. Our investments measured at FVTOCI cannot default. To determine if our financial assets are in default, we consider the amount of time for which the individual asset has been outstanding, the reason for the amount being outstanding (for example, if the customer has ongoing service or, if they have been deactivated, whether voluntarily or involuntarily), and the risk profile of the underlying customers. We typically write off accounts receivable when they have been outstanding for a significant period of time.

ESTIMATES
Fair value estimates related to our derivatives are made at a specific point in time based on relevant market information and information about the underlying financial instruments. These estimates require assessment of the credit risk of the parties to the instruments and the instruments' discount rates. These fair values and underlying estimates are also used in the tests of effectiveness of our hedging relationships.

We make estimates when determining the credit losses we expect to recognize on an asset while taking into account whether we use a twelve-month period or the asset's lifetime.

JUDGMENTS
We make significant judgments in determining whether our financial instruments qualify for hedge accounting. These judgments include assessing whether the forecast transactions designated as hedged items in hedging relationships will materialize as forecast, whether the hedging relationships designated as effective hedges for accounting purposes continue to qualitatively be effective, and determining the methodology to determine the fair values used in testing the effectiveness of hedging relationships.
FINANCIAL RISKS
We are exposed to credit, liquidity, market price, foreign exchange, and interest rate risks. Our primary risk management objective is to protect our income, cash flows, and, ultimately, shareholder value. We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our potential risk exposures by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Accounts receivable	Credit and foreign exchange
Financing receivables	Credit
Investments, measured at FVTOCI	Liquidity, market price, and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate
Lease liabilities	Liquidity and foreign exchange

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Interest rate derivatives	Credit, liquidity, and interest rate
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price
[1]    Derivatives can be in an asset or liability position at a point in time historically or in the future.

CREDIT RISK
Credit risk represents the financial loss we could experience if a counterparty to a financial instrument, from whom we have an amount owing, failed to meet its obligations under the terms and conditions of its contracts with us.

Our credit risk exposure is primarily attributable to our cash and cash equivalents, our accounts receivable, our financing receivables, and to our debt, interest rate, expenditure, and equity derivatives. Our broad customer base limits the concentration of this risk. Our "accounts receivables" and "financing receivables" on the Consolidated Statements of Financial Position are net of allowances for doubtful accounts.

Accounts receivable and financing receivables
We measure our allowance for doubtful accounts related to our accounts receivable and financing receivables using lifetime expected credit losses. We believe the allowance for doubtful accounts sufficiently reflects the credit risk associated with our accounts receivable and financing receivables. As at December 31, 2023, $626 million (2022 - $513 million) of gross accounts receivable and financing receivables are considered past due, which is defined as amounts outstanding beyond normal credit terms and conditions for the respective customers.
Below is a summary of the aging of our customer accounts receivable, including financing receivables, net of the respective allowances for doubtful accounts.

	As at December 31
(In millions of dollars)	2023	2022

Customer accounts receivable
Unbilled financing receivables	3,212	2,808
Less than 30 days past billing date	1,270	977
30-60 days past billing date	324	236
61-90 days past billing date	118	111
Greater than 90 days past billing date	101	103

Total customer accounts receivable (net of allowances of $211 and $182, respectively)	5,025	4,235
Total contract assets (net of allowances of $2 and $2, respectively)	276	197

Total customer accounts receivable and contract assets	5,301	4,432

Below is a summary of the activity related to our allowance for doubtful accounts on total customer accounts receivable and contract assets.

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Balance, beginning of year		184	243
Allowance for doubtful accounts expense [1]		176	87
Acquired in business combination	3	31	—
Net use		(178)	(146)

Balance, end of year		213	184
[1]    Includes a $60 million reversal in 2022 of the remaining incremental $90 million COVID-19-related allowance for doubtful accounts recognized in 2020.

We use various controls and processes, such as credit checks, deposits on account, and billing in advance, to mitigate credit risk. We monitor and take appropriate action to suspend services when customers have fully used their approved credit limits or violated established payment terms. While our credit controls and processes have been effective in managing credit risk, they cannot eliminate credit risk and there can be no assurance these controls will continue to be effective or our current credit loss experience will continue.

Derivative instruments
Credit risk related to our debt derivatives, interest rate derivatives, expenditure derivatives, and equity derivatives arises from the possibility that the counterparties to the agreements may default on their obligations. We assess the creditworthiness of the counterparties to minimize the risk of counterparty default and do not require collateral or other security to support the credit risk associated with these derivatives. Counterparties to the entire portfolio of our derivatives are financial institutions with a S&P Global Ratings (or the equivalent) ranging from A to AA-.

LIQUIDITY RISK
Liquidity risk is the risk that we will not be able to meet our financial obligations as they fall due. We manage liquidity risk by managing our commitments and maturities, capital structure, and financial leverage (see note 4). We also manage liquidity risk by continually monitoring actual and projected cash flows to ensure we will have sufficient liquidity to meet our liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to our reputation.
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2023 and 2022.

December 31, 2023	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,750	1,750	1,750	—	—	—
Accounts payable and accrued liabilities	4,221	4,221	4,221	—	—	—
Long-term debt [1]	40,855	41,895	1,100	8,607	8,351	23,837
Lease liabilities	2,593	3,283	504	1,002	405	1,372
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,187	1,591	596	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,182)	(1,587)	(595)	—	—
Equity derivative instruments	—	(48)	(48)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	19,051	228	3,197	2,625	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(19,980)	(228)	(3,154)	(2,711)	(13,887)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	4,538	4,538	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(4,437)	(4,437)	—	—	—
Net carrying amount of derivatives liability	538
	50,006	50,327	7,633	9,655	8,712	24,327
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2022	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,985	2,985	2,985	—	—	—
Accounts payable and accrued liabilities	3,722	3,722	3,722	—	—	—
Long-term debt [1]	31,733	32,855	1,828	4,152	6,954	19,921
Lease liabilities	2,028	2,616	362	716	320	1,218
Other long-term financial liabilities	10	10	—	3	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,200	1,200	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,300)	(1,300)	—	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	20,221	1,543	2,382	3,295	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,131)	(1,986)	(2,470)	(3,454)	(14,221)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	215	215	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(215)	(215)	—	—	—
Net carrying amount of derivatives (asset)	(1,136)
	39,342	40,124	8,300	4,783	7,117	19,924
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2023 and 2022.

December 31, 2023	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	2,049	3,784	2,608	14,201

December 31, 2022	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	1,503	2,639	2,163	13,345

MARKET PRICE RISK
Market price risk is the risk that changes in market prices, such as fluctuations in the market prices of our share price, will affect our income, cash flows, or the value of our financial instruments.

Market price risk - Class B Non-Voting Shares
Our liability related to stock-based compensation is remeasured at fair value each period. Stock-based compensation expense is affected by changes in the price of our Class B Non-Voting Shares during the life of an award, including stock options, restricted share units (RSUs), and deferred share units (DSUs). We use equity derivatives from time to time to manage the exposure in our stock-based compensation liability. As a result of our equity derivatives, a one-dollar change in the price of a Class B Non-Voting Share would not have a material effect on net income.

FOREIGN EXCHANGE RISK
We use debt derivatives to manage risks from fluctuations in foreign exchange rates associated with our US dollar-denominated long-term debt, short-term borrowings, and lease liabilities. We typically designate the debt derivatives related to our senior notes and debentures and lease liabilities as hedges for accounting purposes against the foreign exchange risk associated with specific debt instruments and lease contracts, respectively. We have not designated the debt derivatives related to our US CP program as hedges for accounting purposes. We use expenditure derivatives to manage the foreign exchange risk in our operations, designating them as hedges for certain of our forecast operational and capital expenditures. As at December 31, 2023, all of our US dollar-denominated long-term debt, short-term borrowings, and lease liabilities were hedged against fluctuations in foreign exchange rates using debt derivatives. With respect to our long-term debt and US CP program, as a result of our debt derivatives, a one-cent change in the Canadian dollar relative to the US dollar would have no effect on net income.

A portion of our accounts receivable and accounts payable and accrued liabilities is denominated in US dollars. Due to the short-term nature of these receivables and payables, they carry no significant risk from fluctuations in foreign exchange rates as at December 31, 2023.

INTEREST RATE RISK
We are exposed to risk of changes in market interest rates due to the impact this has on interest expense for our short-term borrowings, bank credit facilities, and term loan facility. As at December 31, 2023, 85.6% of our outstanding long-term debt and short-term borrowings was at fixed interest rates (2022 - 91.2%).

Sensitivity analysis
Below is a sensitivity analysis for significant exposures with respect to our publicly traded investments, expenditure derivatives, debt derivatives, interest rate derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2023 and 2022 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2023	2022	2023	2022
Share price of publicly traded investments
$1 change	—	—	—	17
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	9	7
Short-term borrowings
1% change in interest rates	13	22	—	—
Bank credit facilities (floating)
1% change in interest rates	32	—	—	—
DERIVATIVE INSTRUMENTS
As at December 31, 2023 and 2022, all of our US dollar-denominated long-term debt instruments were hedged against fluctuations in foreign exchange rates for accounting purposes. Below is a summary of our net (liability) asset position for our various derivatives and a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31, 2023
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	4,557	1.1583	5,278	599	29	570
As liabilities	10,550	1.3055	13,773	(1,069)	(26)	(1,043)
Short-term debt derivatives not accounted for as hedges:
As liabilities	3,354	1.3526	4,537	(101)	(101)	—
Net mark-to-market debt derivative liability				(571)	(98)	(473)
Expenditure derivatives accounted for as cash flow hedges:
As assets	600	1.3147	789	4	3	1
As liabilities	1,050	1.3315	1,398	(19)	(7)	(12)
Net mark-to-market expenditure derivative liability				(15)	(4)	(11)
Equity derivatives not accounted for as hedges:
As assets	—	—	324	48	48	—
Net mark-to-market equity derivative asset				48	48	—

Net mark-to-market liability				(538)	(54)	(484)

	As at December 31, 2022
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	7,834	1.1718	9,180	1,330	469	861
As liabilities	7,491	1.3000	9,738	(414)	(16)	(398)
Short-term debt derivatives not accounted for as hedges:
As assets	1,173	1.2930	1,517	72	72	—
Net mark-to-market debt derivative asset				988	525	463
Expenditure derivatives accounted for as cash flow hedges:
As assets	960	1.2500	1,200	94	94	—
Net mark-to-market expenditure derivative asset				94	94	—
Equity derivatives not accounted for as hedges:
As assets	—	—	295	54	54	—

Net mark-to-market asset				1,136	673	463
Below is a summary of the net cash proceeds on debt derivatives and forward contracts.

	Years ended December 31
(In millions of dollars)	2023	2022

Proceeds on debt derivatives related to US commercial paper	2,486	9,522
Proceeds on debt derivatives related to credit facility borrowings	47,126	507
Proceeds on debt derivatives related to senior notes	3,232	987
Total proceeds on debt derivatives	52,844	11,016

Payments on debt derivatives related to US commercial paper	(2,506)	(9,458)
Payments on debt derivatives related to credit facility borrowings	(47,136)	(498)
Payments on debt derivatives related to senior notes	(2,710)	(1,019)
Total payments on debt derivatives	(52,352)	(10,975)

Net proceeds on settlement of debt derivatives	492	41
Proceeds on Canadian dollar-denominated interest rate derivatives	—	113
Payments on US dollar-denominated Interest rate derivatives	—	(165)

Net proceeds (payments) on settlement of debt derivatives and forward contracts	492	(11)

Below is a summary of the changes in fair value of our derivative instruments for 2023 and 2022.

Year ended December 31, 2023	Debt derivatives (hedged)	Debt derivatives (unhedged)	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	916	72	94	54	1,136
Proceeds received from settlement of derivatives	(3,232)	(49,612)	(1,297)	—	(54,141)
Payment on derivatives settled	2,710	49,642	1,479	—	53,831
Decrease in fair value of derivatives	(864)	(203)	(291)	(6)	(1,364)

Derivative instruments, end of year	(470)	(101)	(15)	48	(538)

Mark-to-market asset	599	—	4	48	651
Mark-to-market liability	(1,069)	(101)	(19)	—	(1,189)

Mark-to-market (liability) asset	(470)	(101)	(15)	48	(538)

Year ended December 31, 2022	Debt derivatives (hedged)	Debt derivatives (unhedged)	Interest rate derivatives	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,110	11	(243)	(19)	36	895
Proceeds received from settlement of derivatives	(987)	(10,029)	(112)	(1,248)	—	(12,376)
Payment on derivatives settled	1,019	9,956	165	1,239	—	12,379
(Decrease) increase in fair value of derivatives	(226)	134	190	122	18	238

Derivative instruments, end of year	916	72	—	94	54	1,136

Mark-to-market asset	1,330	72	—	94	54	1,550
Mark-to-market liability	(414)	—	—	—	—	(414)

Mark-to-market asset	916	72	—	94	54	1,136
Debt derivatives
We use cross-currency interest rate agreements and foreign exchange forward agreements (collectively, debt derivatives) to manage risks from fluctuations in foreign exchange rates and interest rates associated with our US dollar-denominated senior notes and debentures, lease liabilities, credit facility borrowings, and US CP borrowings (see note 21). We typically designate the debt derivatives related to our senior notes, debentures, and lease liabilities as hedges for accounting purposes against the foreign exchange risk or interest rate risk associated with specific issued and forecast debt instruments. Debt derivatives related to our credit facility and US CP borrowings have not been designated as hedges for accounting purposes.

During 2023 and 2022, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2023			Year ended December 31, 2022
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	38,205	1.348	51,517	—	—	—
Debt derivatives settled	34,964	1.348	47,126	400	1.268	507
Net cash (paid) received on settlement			(10)			9

US commercial paper program
Debt derivatives entered	1,803	1.357	2,447	6,745	1.302	8,781
Debt derivatives settled	1,848	1.345	2,486	7,292	1.306	9,522
Net cash (paid) received on settlement			(20)			64

We did not enter into any debt derivatives related to senior notes issued in 2023. In 2022, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated senior notes issued (see note 23). Below is a summary of the debt derivatives we entered to hedge senior and subordinated notes issued during 2022.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

2022 issuances
February 11, 2022	750	2082	5.250%	5.635%	951
March 11, 2022 [2]	1,000	2025	2.950%	2.451%	1,334
March 11, 2022	1,300	2027	3.200%	3.413%	1,674
March 11, 2022	2,000	2032	3.800%	4.232%	2,567
March 11, 2022	750	2042	4.500%	5.178%	966
March 11, 2022	2,000	2052	4.550%	5.305%	2,564
[1]    Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.
[2] The derivatives associated with our US$1 billion senior notes due 2025 have not been designated as hedges for accounting purposes.

In October 2023, we repaid the entire outstanding principal amount of our US$850 million 4.10% senior notes and the associated debt derivatives at maturity, resulting in a repayment of $877 million, net of $288 million received on settlement of the associated debt derivatives.

In March 2023, we settled the derivatives associated with our US$1 billion senior notes due 2025, which were not designated as hedges for accounting purposes. We subsequently entered into new derivatives associated with those senior notes, which we designated as hedges for accounting purposes. We received a net $60 million relating to these transactions.

In March 2022, we repaid the entire outstanding principal amount of our US$750 million floating rate senior notes and the associated debt derivatives at maturity, resulting in a repayment of $1,019 million, including $75 million on settlement of the associated debt derivatives.

As at December 31, 2023, we had US$14,750 million (2022 - US$16,100 million) in US dollar-denominated senior notes, debentures, and subordinated notes, of which all of the associated foreign exchange risk had been hedged economically using debt derivatives, at an average rate of $1.259/US$ (December 31, 2022 - $1.233/US$).
During the year ended December 31, 2022, in connection with the issuance of the US$2 billion senior notes due 2052, we terminated US$2 billion notional amount of forward starting cross-currency swaps and received $43 million upon settlement. As at December 31, 2023 and 2022, we had no forward starting cross-currency swaps outstanding.

During 2023 and 2022, we entered and settled debt derivatives related to our outstanding lease liabilities as follows:

	Year ended December 31, 2023			Year ended December 31, 2022
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Debt derivatives entered	274	1.336	366	156	1.321	206
Debt derivatives settled	142	1.310	186	124	1.306	162

As at December 31, 2023, we had US$357 million notional amount of debt derivatives outstanding related to our outstanding lease liabilities (2022 - US$225 million) with terms to maturity ranging from January 2024 to December 2026 (2022 - January 2023 to December 2025), at an average rate of $1.329/US$ (2022 - $1.306/US$).

Interest rate derivatives
From time to time, we use bond forward derivatives or interest rate swap derivatives (collectively, interest rate derivatives) to hedge interest rate risk on current and future debt instruments. Our interest rate derivatives are designated as hedges for accounting purposes.

Concurrent with our issuance of US$750 million subordinated notes in February 2022 (see note 23), we terminated $950 million of interest rate swap derivatives and received $33 million upon settlement.

Concurrent with our issuance of US$7.05 billion ($9.05 billion) and $4.25 billion senior notes in March 2022 (see note 23), we terminated:
•US$2 billion of interest rate swap derivatives and paid US$129 million ($165 million) upon settlement; and
•$500 million of bond forwards and $2.3 billion of interest rate swap derivatives and received $80 million upon settlement.

As at December 31, 2023 and 2022, we had no interest rate derivatives outstanding.

Expenditure derivatives
Below is a summary of the expenditure derivatives we entered and settled during 2023 and 2022 to manage foreign exchange risk related to certain forecast expenditures.

	Year ended December 31, 2023			Year ended December 31, 2022
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	1,650	1.325	2,187	852	1.251	1,066
Expenditure derivatives acquired	212	1.330	282	—	—	—
Expenditure derivatives settled	1,172	1.262	1,479	960	1.291	1,239

As at December 31, 2023, we had US$1,650 million of expenditure derivatives outstanding (2022 - US$960 million), at an average rate of $1.325/US$ (2022 - $1.250/US$), with terms to maturity ranging from January 2024 to December 2025 (2022 - January 2023 to December 2023).

Equity derivatives
We have equity derivatives to hedge market price appreciation risk associated with Class B Non-Voting Shares that have been granted under our stock-based compensation programs (see note 27). The equity derivatives have terms to maturity of one year, extendible for further one-year periods with the consent of the hedge counterparties. The equity derivatives have not been designated as hedges for accounting purposes.

During the year ended December 31, 2023, we entered into 0.5 million equity derivatives (2022 - 0.5 million) with a weighted average price of $58.14 (2022 - $59.18) as a result of the issuance of performance RSUs in 2023.

As at December 31, 2023, we had equity derivatives outstanding for 6.0 million (2022 - 5.5 million) Class B Non-Voting Shares with a weighted average price of $54.02 (2022 - $53.65).

Additionally, we executed extension agreements for the remainder of our equity derivative contracts under substantially the same commitment terms and conditions with revised expiry dates to April 2024 (from April 2023).
FAIR VALUES OF FINANCIAL INSTRUMENTS
The carrying values of cash and cash equivalents, accounts receivable, bank advances, short-term borrowings, and accounts payable and accrued liabilities approximate their fair values because of the short-term natures of these financial instruments. The carrying values of our financing receivables also approximate their fair values based on our recognition of an expected credit loss allowance.

We determine the fair value of each of our publicly traded investments using quoted market values. We determine the fair value of our private investments by using implied valuations from follow-on financing rounds, third-party sale negotiations, or market-based approaches. These are applied appropriately to each investment depending on its future operating and profitability prospects.

The fair values of each of our public debt instruments are based on the period-end estimated market yields, or period-end trading values, where available. We determine the fair values of our debt derivatives and expenditure derivatives using an estimated credit-adjusted mark-to-market valuation by discounting cash flows to the measurement date. In the case of debt derivatives and expenditure derivatives in an asset position, the credit spread for the financial institution counterparty is added to the risk-free discount rate to determine the estimated credit-adjusted value for each derivative. For these debt derivatives and expenditure derivatives in a liability position, our credit spread is added to the risk-free discount rate for each derivative.

The fair values of our equity derivatives are based on the period-end quoted market value of Class B Non-Voting Shares.

Our disclosure of the three-level fair value hierarchy reflects the significance of the inputs used in measuring fair value:
•financial assets and financial liabilities in Level 1 are valued by referring to quoted prices in active markets for identical assets and liabilities;
•financial assets and financial liabilities in Level 2 are valued using inputs based on observable market data, either directly or indirectly, other than the quoted prices; and
•Level 3 valuations are based on inputs that are not based on observable market data.

There were no transfers between Level 1, Level 2, or Level 3 during the years ended December 31, 2023 or 2022.

Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)		Fair value (Level 3)
(In millions of dollars)	2023	2022	2023	2022	2023	2022	2023	2022
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	—	1,200	—	1,200	—	—	—	—
Investments in private companies	118	53	—	—	—	—	118	53
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	599	1,330	—	—	599	1,330	—	—
Debt derivatives not accounted for as hedges	—	72	—	—	—	72	—	—
Expenditure derivatives accounted for as cash flow hedges	4	94	—	—	4	94	—	—
Equity derivatives not accounted for as hedges	48	54	—	—	48	54	—	—
Total financial assets	769	2,803	—	1,200	651	1,550	118	53

Financial liabilities
Long-term debt (including current portion)	40,855	31,733	—	—	39,001	29,355	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,069	414	—	—	1,069	414	—	—
Debt derivatives not accounted for as hedges	101	—	—	—	101	—	—	—
Expenditure derivatives accounted for as cash flow hedges	19	—	—	—	19	—	—	—
Total financial liabilities	42,044	32,147	—	—	40,190	29,769	—	—

We did not have any non-derivative held-to-maturity financial assets during the years ended December 31, 2023 and 2022.